Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Carrying Amount
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	$ 250,000	$ 250,000
Capital Leases and Other Obligations	3,012	2,677
Total	253,012	252,677
Fair Value
Derivatives, Fair Value [Line Items]
8.875% Senior Notes due 2020	265,000	249,063
Capital Leases and Other Obligations	2,892	2,524
Total	$ 267,892	$ 251,597